Note 33 - Employee Benefits - Actuarial Assumptions (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Germany [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		0.60%	0.90%
Rate of price inflation (in %)		1.30%	1.40%
Rate of nominal increase in future compensation levels (in %)		1.80%	1.90%
Rate of nominal increase for pensions in payment (in %)		1.20%	1.30%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.19	21.1
For a female aged 65 at measurement date		23.46	23.4
For a male aged 45 at measurement date		22.51	22.5
For a female aged 45 at measurement date		24.56	24.5
Mortality tables applied		Modified Richttafeln Heubeck 2018G	Modified Richttafeln Heubeck 2018G
UK [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		1.30%	1.90%
Rate of price inflation (in %)		3.20%	3.30%
Rate of nominal increase in future compensation levels (in %)		3.70%	3.80%
Rate of nominal increase for pensions in payment (in %)		3.10%	3.20%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.49	23.4
For a female aged 65 at measurement date		25.04	24.9
For a male aged 45 at measurement date		24.49	24.4
For a female aged 45 at measurement date		26.39	26.2
Mortality tables applied		SAPS (S3) Very Light with CMI 2019 projections	SAPS (S3) Light with CMI 2018 projections
US [Member]
Actuarial Assumptions [line items]
Discount rate (in %)	[1]	2.30%	3.20%
Rate of price inflation (in %)	[1]	2.10%	2.20%
Rate of nominal increase in future compensation levels (in %)	[1]	2.20%	2.30%
Rate of nominal increase for pensions in payment (in %)	[1]	2.10%	2.20%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	21.78	22
For a female aged 65 at measurement date	[1]	23.18	23.4
For a male aged 45 at measurement date	[1]	23.16	23.5
For a female aged 45 at measurement date	[1]	24.53	24.9
Mortality tables applied		PRI-2012 with MP-2020 projection	PRI-2012 with MP-2019 projection
Other [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		1.50%	1.90%
Rate of price inflation (in %)		1.50%	1.70%
Rate of nominal increase in future compensation levels (in %)		2.60%	2.70%
Rate of nominal increase for pensions in payment (in %)		0.90%	0.90%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.99	21.9
For a female aged 65 at measurement date		24.2	24.1
For a male aged 45 at measurement date		23.3	23.3
For a female aged 45 at measurement date		25.6	25.5
Mortality tables applied		Country specific tables	Country specific tables

[1]	Cash balance interest crediting rate in line with the 30-year US government bond yield.